Redeemable Convertible Preferred Stock Warrant Liabilities	12 Months Ended
Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock Warrant Liabilities
10.	Redeemable Convertible Preferred Stock Warrant Liabilities
The Company has issued redeemable convertible preferred stock warrants in connection with entering into services agreements and debt arrangements. As of December 31, 2024, outstanding warrants to purchase the

Company’s redeemable convertible preferred stock were as follows (in thousands, except exercise price per share):

	Shares Underlying Warrants	Series of Redeemable Convertible Preferred Stock	Exercise Price Per Share	Expiration Date
Warrants issued with services agreement	486	Series A	$0.001	August 2028
Warrants issued with debt arrangement	303	Series A	$1.482	December 2028
Warrants issued with debt arrangement	540	Series A	$1.482	June 2031
Warrants issued with 2022 Credit Facility	640	Series B-2	$2.344	September 2032

Total outstanding	1,969

The redeemable convertible preferred stock warrants are subject to remeasurement each reporting period (see Note 4).